STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended					1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended			13 Months Ended	31 Months Ended	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended	6 Months Ended
	Oct. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011	Jan. 31, 2013 Warrant agreement amendment [Member]	Jul. 31, 2014 Common stock and warrants [Member]	Jun. 30, 2014 Common stock and warrants [Member]	Jun. 30, 2013 Common stock and warrants [Member]	Mar. 31, 2013 Common stock and warrants [Member]	Dec. 31, 2010 Common stock and warrants [Member]	Jun. 30, 2014 Common stock and warrants [Member] Warrant Three [Member]	Jun. 30, 2014 Common stock and warrants [Member] Warrant Four [Member]	Jan. 31, 2013 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2010 Warrant Two [Member]	Mar. 31, 2013 Warrant Transaction for Management Consulting Serices [Member]	Aug. 31, 2012 Warrant Transaction for Management Consulting Serices [Member]	Apr. 30, 2012 Warrant Transaction for Management Consulting Serices [Member]	Sep. 30, 2011 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2010 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2008 Warrant Transaction for Management Consulting Serices [Member]	Dec. 31, 2007 Warrant Transaction for Management Consulting Serices [Member]	Jul. 31, 2013 Warrant Transaction for Management Consulting Serices [Member]	Apr. 30, 2007 Warrant Transaction for Management Consulting Serices [Member]	Mar. 31, 2007 Warrant Transaction for Management Consulting Serices [Member]	Mar. 31, 2014 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2012 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2010 Warrant Transaction for Consulting Services [Member]	Jul. 31, 2008 Warrant Transaction for Consulting Services [Member]	Jun. 30, 2014 Warrant Transaction for Consulting Services [Member]	Jun. 30, 2014 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2008 Warrant Transaction for Consulting Services [Member]	Dec. 31, 2007 Warrant Transaction for Consulting Services [Member]	Apr. 30, 2007 Warrant Transaction for Consulting Services [Member]	Mar. 31, 2014 Warrant Transaction for Consulting Services [Member] Subsequent Event [Member]	Jan. 31, 2014 Warrant Transaction for Legal Services [Member]	Jan. 31, 2011 Warrant Transaction for Legal Services [Member]	Dec. 31, 2013 Warrant Transaction for Legal Services [Member]	Dec. 31, 2012 Warrant Transaction for Legal Services [Member]	Dec. 31, 2011 Warrant Transaction for Legal Services [Member]	Mar. 31, 2012 Warrant Transaction for Legal Services [Member]	Dec. 31, 2013 Warrant Transaction for Accounting Services [Member]	Dec. 31, 2012 Warrant Transaction for Accounting Services [Member]	May 31, 2012 Warrant Transaction for Accounting Services [Member]	Dec. 31, 2008 Warrant Transaction for Consulting Services 2 [Member]	Apr. 30, 2008 Warrant Transaction for Consulting Services 2 [Member]	Jun. 30, 2014 Warrant Transaction for Accounting Services 2 [Member]	Mar. 31, 2014 Warrant Transaction for Accounting Services 2 [Member]	Jun. 30, 2013 Warrant Transaction for Accounting Services 2 [Member]	Feb. 29, 2012 Warrant Transaction for Accounting Services 2 [Member]	Apr. 30, 2010 Warrant Transaction for Accounting Services 2 [Member]	Jun. 30, 2009 Warrant Transaction for Accounting Services 2 [Member]	Dec. 31, 2010 Warrant Transaction for Accounting Services 2 [Member]	Dec. 31, 2009 Warrant Transaction for Accounting Services 2 [Member]	Dec. 31, 2013 Warrant Transaction for Accounting Services 2 [Member]	Mar. 31, 2014 Warrant Transaction for Accounting Services 2 [Member] Subsequent Event [Member]	Jul. 31, 2013 Warrant Transaction for Accounting Services 3 [Member]	Dec. 31, 2013 Warrant Transaction for Accounting Services 3 [Member]	Dec. 31, 2010 Unit Components [Member]	Jun. 30, 2013 Institutional Investor [Member]	May 31, 2011 Institutional Investor [Member]	Aug. 31, 2014 Institutional Investor [Member]	Jun. 30, 2014 Institutional Investor [Member]	Dec. 31, 2013 Institutional Investor [Member]	Dec. 31, 2012 Institutional Investor [Member]	Dec. 31, 2011 Institutional Investor [Member]	Jun. 30, 2014 Institutional Investor [Member]	Dec. 31, 2013 Institutional Investor [Member]	Feb. 28, 2014 Institutional Investor [Member] Subsequent Event [Member]	Oct. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2011 August 2011 New Employee [Member]	Dec. 31, 2013 August 2011 New Employee [Member]	Dec. 31, 2012 August 2011 New Employee [Member]	Dec. 31, 2011 August 2011 New Employee [Member]	Oct. 31, 2013 August 2012 New Employee [Member]	Jul. 31, 2013 August 2012 New Employee [Member]	Aug. 31, 2012 August 2012 New Employee [Member]	Dec. 31, 2013 August 2012 New Employee [Member]	Dec. 31, 2012 August 2012 New Employee [Member]	Mar. 31, 2013 March 2013 New Employee 1 [Member]	Dec. 31, 2013 March 2013 New Employee 1 [Member]	Mar. 31, 2014 May 2013 New Employee 1 [Member]	Dec. 31, 2013 May 2013 New Employee 1 [Member]	May 31, 2013 May 2013 New Employee 1 [Member]	May 31, 2012 May 2013 New Employee 1 [Member]	Jun. 30, 2014 May 2013 New Employee 1 [Member]	Dec. 31, 2013 May 2013 New Employee 1 [Member]	Mar. 31, 2014 May 2013 New Employee 1 [Member] Subsequent Event [Member]	May 31, 2013 May 2013 New Employee 2 [Member]	Dec. 31, 2013 May 2013 New Employee 2 [Member]	Aug. 31, 2013 August 2013 New Employee [Member]	Dec. 31, 2013 August 2013 New Employee [Member]	Jan. 31, 2014 January 2009 New Employee [Member]	Dec. 31, 2013 January 2009 New Employee [Member]	May 31, 2010 January 2009 New Employee [Member]	Jan. 31, 2009 January 2009 New Employee [Member]	Dec. 31, 2009 January 2009 New Employee [Member]	Jan. 31, 2014 January 2009 New Employee [Member] Subsequent Event [Member]	Feb. 28, 2009 February 2009 New Employee [Member]	Dec. 31, 2009 February 2009 New Employee [Member]	Aug. 31, 2013 August 2013 Director [Member]	Dec. 31, 2013 August 2013 Director [Member]	Oct. 31, 2013 October 2013 Director [Member]	Dec. 31, 2013 October 2013 Director [Member]	Feb. 29, 2012 February 2012 Director [Member]	Dec. 31, 2013 February 2012 Director [Member]	Dec. 31, 2012 February 2012 Director [Member]	Dec. 31, 2013 Senior Advisor [Member]	Dec. 31, 2012 Senior Advisor [Member]	Jun. 30, 2014 Senior Advisor [Member]	Jun. 30, 2014 Senior Advisor [Member]	Dec. 31, 2013 Senior Advisor [Member]	Dec. 31, 2012 Senior Advisor [Member]	Jan. 31, 2014 Senior Advisor [Member] Subsequent Event [Member]	Jun. 30, 2012 June 2012 Director [Member]	Dec. 31, 2013 June 2012 Director [Member]	Dec. 31, 2012 June 2012 Director [Member]	Mar. 31, 2012 March 2012 New Employee [Member]	Dec. 31, 2013 March 2012 New Employee [Member]	Dec. 31, 2012 March 2012 New Employee [Member]	Mar. 31, 2012 March 2012 New Employee 2 [Member]	Dec. 31, 2013 March 2012 New Employee 2 [Member]	Dec. 31, 2012 March 2012 New Employee 2 [Member]	Mar. 31, 2014 CEO [Member]	May 31, 2012 CEO [Member]	Jun. 30, 2014 CEO [Member]	Jun. 30, 2014 CEO [Member]	Dec. 31, 2013 CEO [Member]	Dec. 31, 2012 CEO [Member]	Mar. 31, 2014 CEO [Member] Subsequent Event [Member]	May 31, 2014 August 2012 New Employee 2 [Member]	Feb. 28, 2014 August 2012 New Employee 2 [Member]	Aug. 31, 2012 August 2012 New Employee 2 [Member]	Jun. 30, 2014 August 2012 New Employee 2 [Member]	Jun. 30, 2014 August 2012 New Employee 2 [Member]	Jun. 30, 2013 August 2012 New Employee 2 [Member]	Dec. 31, 2013 August 2012 New Employee 2 [Member]	Dec. 31, 2012 August 2012 New Employee 2 [Member]	Feb. 28, 2014 August 2012 New Employee 2 [Member] Subsequent Event [Member]	Aug. 31, 2012 2007 Employee Stock Plan [Member]	Jan. 31, 2012 2007 Employee Stock Plan [Member]	Nov. 30, 2008 2007 Employee Stock Plan [Member]	Dec. 31, 2011 2007 Employee Stock Plan [Member]	Dec. 31, 2010 2007 Employee Stock Plan [Member]	Dec. 31, 2009 2007 Employee Stock Plan [Member]	Dec. 31, 2008 2007 Employee Stock Plan [Member]	May 31, 2014 June 2009 New Employee [Member]	Jun. 30, 2009 June 2009 New Employee [Member]	Dec. 31, 2009 June 2009 New Employee [Member]	Mar. 31, 2014 March 2014 New Employee [Member]	Jun. 30, 2014 March 2014 New Employee [Member]	Jun. 30, 2014 March 2014 New Employee [Member]	Mar. 31, 2014 March 2014 New Employee [Member] Subsequent Event [Member]	Mar. 31, 2014 March 2014 New Employee 2 [Member]	Jun. 30, 2014 March 2014 New Employee 2 [Member]	Jun. 30, 2014 March 2014 New Employee 2 [Member]	Mar. 31, 2014 March 2014 New Employee 2 [Member] Subsequent Event [Member]	Mar. 31, 2014 March 2014 New Employee 3 [Member]	Jun. 30, 2014 March 2014 New Employee 3 [Member]	Jun. 30, 2014 March 2014 New Employee 3 [Member]	Mar. 31, 2014 March 2014 New Employee 3 [Member] Subsequent Event [Member]	Mar. 31, 2014 March 2014 New Employee 4 [Member]	Jun. 30, 2014 March 2014 New Employee 4 [Member]	Jun. 30, 2014 March 2014 New Employee 4 [Member]	Mar. 31, 2014 March 2014 New Employee 4 [Member] Subsequent Event [Member]	Mar. 31, 2014 March 2014 New Employee 5 [Member]	Jun. 30, 2014 March 2014 New Employee 5 [Member]	Jun. 30, 2014 March 2014 New Employee 5 [Member]	Mar. 31, 2014 March 2014 New Employee 5 [Member] Subsequent Event [Member]	Jan. 31, 2014 Four Independent Directors [Member]	Jun. 30, 2014 Four Independent Directors [Member]	Jun. 30, 2014 Four Independent Directors [Member]	Jan. 31, 2014 Four Independent Directors [Member] Subsequent Event [Member]	May 31, 2014 New Director [Member]	Jun. 30, 2014 New Director [Member]	Jun. 30, 2014 New Director [Member]	Jun. 30, 2014 Units [Member]	Jun. 30, 2014 Units [Member] Warrant Three [Member]	Jun. 30, 2014 Units [Member] Warrant Four [Member]	Jul. 31, 2014 Director Serving on Operations Committee [Member]	Jun. 30, 2014 Director Serving on Operations Committee [Member]	Jun. 30, 2014 Director Serving on Operations Committee [Member]	Jun. 30, 2014 Director Serving on Operations Committee [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through warrant					400,000	1,380,200	2,760,400				1,380,200	1,380,200													100,000	500,000	1,000,000	100,000				100,000	100,000			900,000	100,000		10,000				10,000			100,000		600,000						464,000					100,000																																																				100,000		100,000	100,000	100,000		100,000																																																																33,500	33,500
Exercise price of warrants					0.73						1.00	1.25													0.90			0.92								0.25	0.92		1.25				1.69			1.20		0.73						0.34					0.90																																																						0.715	0.715			0.715																																																																1.00	1.25
Fair value of warrant																									$ 4,815	$ 348,000	$ 580,000	$ 66,936								$ 604,416	$ 66,936		$ 10,453				$ 13,709			$ 97,386		$ 976,193						$ 391,342					$ 48,915																																																						$ 53,313	$ 53,313			$ 53,313
Warrants outstanding																																																	164,000
Pricing model used in calculation of grant-date fair value		Black-Scholes
Shares rescinded/forfeited	400,000				200,000										178,750																							10,000																																		49,150	62,500					18,750	31,250							7,500					2,500																																											75,000	25,000							25,000
Warrant expiration date					Oct. 31, 2013											Sep. 30, 2011	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2013		Sep. 30, 2012
Warrant expiration date, transaction two																		Sep. 30, 2013	Jun. 30, 2013		Dec. 31, 2012
Warrant expiration extention																		3 months	6 months		1 year
Warrant expiration date, number of shares								143,750										335,000
Stock issued to purchase common stock, warrants and monetary compensation										1,500,000
Number of shares purchased									12,500				40,000	375,000		156,250	218,750			400,000		100,000							500,000	380,000																			164,000	250,000	20,000	20,000	10,000					250,000					500,000	730,565	200,000	1,628,386	3,539,100		700,000	5,352,671	200,000														2,500											10,000		15,000			10,000																																											250,000						25,000
Proceeds from issuance of common stock and warrants						1,030,000	2,060,000		15,625	1,500,000			50,000							100,000		25,000							125,000	95,000	20,000																		56,580	86,250	6,900	6,900	3,450					86,250					478,500	724,328	177,660	1,800,000	4,849,999		656,160	6,849,998	177,660	38,734																								2,500	11,250	3,750			2,500																																											162,500						8,500
Number of units offered (upper limit)							60																								5,000																														30
Price per unit							50,000																																																						50,000
Number of shares comprising unit																																																													50,000																																																																																																																							67,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		20,000,000	20,000,000																																																																				2,680
Term of agreement with institutional investor		30 months
Common stock issued to institutional investor as commitment fee, shares																																																														200,000	7,642	10,927	2,680	27,153	73,160	150,830	10,322	103,330	2,741
Common stock issued to institutional investor as commitment fee			170,000	162,896																																																										170,000	7,882	12,008	2,741	34,274	130,813	162,896	10,623	168,556	389,678
Common stock reserved for additional commitment fees to the institutional investor																																																														400,000	392,354	378,751				301,659	389,678	198,329
Option granted, shares (upper limit)																																																																										150,000						50,000			75,000				10,000					100,000		25,000					25,000			25,000		50,000		200,000		1,406				125,000						200,000			100,000			25,000			40,000	500,000		40,000			40,000			100,000							800,000		250,000						25,000		30,000		30,000	30,000	75,000		75,000	75,000	50,000		50,000	50,000	125,000		125,000	125,000	30,000		30,000	30,000	50,000		200,000	50,000	200,000		200,000
Option granted, purchase price																																																																										$ 1.01						$ 0.93			$ 1.16				$ 1.03					$ 1.00		$ 0.84					$ 0.25			$ 0.45		$ 0.84		$ 0.93						$ 0.93						$ 0.90			$ 1.69			$ 1.69			$ 0.92	$ 1.30					$ 0.92			$ 0.925									$ 0.65						$ 0.34		$ 0.92			$ 0.92	$ 0.92			$ 0.92	$ 0.92			$ 0.92	$ 0.92			$ 0.92	$ 0.92			$ 0.92	$ 0.715			$ 0.715	$ 0.763
Option granted, value																																																																										123,241						37,486			81,076				9,574					80,824		17,852					13,136			9,583		35,704		174,106		1,607				97,692						145,150			168,909			42,227			29,630	613,805					30,362			74,486									125,911						21,085		23,304			23,865	58,384			59,792	38,922			39,862	96,211			98,565	22,222			22,771	29,440			29,440	122,515
Option granted, expiration date																																					5 years																																					5 years						5 years			10 years				10 years					10 years																									5 years																10 years																							10 years				10 years				10 years				10 years				10 years				10 years
Vesting immediately																												2,500									25,000																	46,400																																																		20,000							25,000	31,256					25,000	50,000			25,000			12,500																					62,500																												20,000			20,000	50,000
Option granted, number of shares vesting in installments																												7,500									7,500																	23,200																				12,500						6,250			9,375				1,250					25,000												10,000		50,000					75,000	7,812					7,500	50,000			25,000			12,500			10,000	125,000					10,000			12,500									62,500								3,750			3,750	9,375			9,375	6,250			6,250	15,625			15,625	7,500			7,500	10,000			10,000	50,000
Option granted, total number of shares vesting in installments																												75,000
Frequency of vesting installments																												Monthly									Quarterly																	Monthly					with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant															Quarterly						Every 3 months			Quarterly				Quarterly	vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years.				August 1, 2013, October 1, 2013 and quarterly thereafter												Quarterly		Annually					Monthly	Monthly					Monthly	Annual			In 6 months, 9 months, and 12 months			6 months from grant			Quarterly	Quarterly					Quarterly			Every 3 months									Annually								Quarterly			Quarterly	Quarterly			Quarterly	Quarterly			Quarterly	Quarterly			Quarterly	Quarterly			Quarterly	Quarterly			Quarterly	Annually
Beginning date of shares vesting																												Apr. 01, 2014																																														Nov. 01, 2011																														Oct. 01, 2013		Nov. 01, 2013																					Apr. 01, 2014																																						Apr. 01, 2014				Apr. 01, 2014				Apr. 01, 2014
Vesting period																																																						22 months					12 months															3 years																																					10 months
Plan duration						5 years	5 years																					5 years											3 years															5 years					5 years																																			10 years					5 years			5 years		10 years		10 years					5 years	5 years						5 years			10 years			10 years			10 years	10 years								5 years															5 years		10 years				10 years				10 years				10 years				10 years				10 years				10 years
Stock option expense																																16,688	22,006								13,709	10,453		41,738	55,648										213,459	177,883				24,658															13,531	41,156	17,204				6,920	7,137		33,986						2,394			60,399		17,852					13,136			9,583		28,485		50,801			1,607			13,292	26,438	69,455	28,237			36,287	56,568		29,154	139,755			42,227			7,582	14,734	151,350	462,455						3,012		37,242	15,611					26,648	31,478	61,346	6,439			21,085		3,201	4,274			7,741	10,233			4,865	6,346			12,309	23,921			5,686	11,050			23,552	93,948			34,824	34,824						2,000	2,000
Stock exercised																																																																								38,350			38,350																					10,000
Stock outstanding																																								10,000				100,000													414,000			100,000																								75,000									100,000		25,000		10,000								50,000		200,000				125,000				125,000				200,000			100,000			25,000						500,000									100,000
Consulting Expense																							154,667	773,333										170,451	433,966												976,193
Share issued, shares						1,380,200	2,760,400																																																																																																																																																																																2,081	2,371
Share issued, value																																																																																																																																																																																							$ 2,000	$ 2,000